Financial instruments risk, Liquidity risk and Dissolution of Company risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liquidity risk [Abstract]
Trade payables	$ 169,072	$ 189,576
Accounts payable and accrued expenses	341,918	405,505
Financial debt	$ 898,618	$ 10,070,457
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	56.00%	7.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 0	$ 0
Accounts payable and accrued expenses	0	0
Financial debt	333,814	685,231
Financial liabilities	333,814	685,231
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	169,072	189,576
Accounts payable and accrued expenses	366,918	405,505
Financial debt	168,547	55,139
Financial liabilities	704,537	650,220
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Financial debt	396,257	494,664
Financial liabilities	396,257	494,664
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Financial debt	0	8,835,123
Financial liabilities	$ 0	$ 8,835,123